Related Party Transactions - Schedule of Partnership Underwriting Fee Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Underwriting discount incurred by the Partnership/Managed Fund		$ 231,731
Underwriting fees earned by securities		1,000
Underwriting fees paid to outside brokers
Total underwriting fees		$ 232,731
SQN AIF V GP, LLC [Member]
Underwriting discount incurred by the Partnership/Managed Fund	$ 231,731
Underwriting fees earned by securities	1,000
Underwriting fees paid to outside brokers
Total underwriting fees	$ 232,731